United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/20

Date of Reporting Period: 11/30/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
November 30, 2020

Share Class | Ticker	A | TLRAX	B | TLRBX	C | TLRCX	R | FTRKX
	Institutional | FTRBX	Service | FTRFX	R6 | FTRLX

Federated Hermes Total Return Bond Fund
(formerly, Federated Total Return Bond Fund)
Fund Established 1996

A Portfolio of Federated Hermes Total Return Series, Inc.
(formerly, Federated Total Return Series, Inc.)
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2019 through November 30, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Total Return Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2020, was 8.47% for Class A Shares, 7.88% for Class B Shares, 7.93% for Class C Shares, 8.27% for Class R Shares, 9.06% for Institutional Shares, 8.73 % for Service Shares and 9.07% for R6 Shares. The total return of the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB),1 the Fund’s broad-based securities market index, was 7.28% for the same period. The total return of the Lipper Core Bond Funds Average (LCBFA),2 a peer group average for the Fund, was 7.80%. The Fund’s and LCBFA’s total returns for the most recently completed fiscal year reflect actual cash flows, transaction costs and other expenses, which are not reflected in the total return of the BBAB.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BBAB were sector allocation and security selection, with smaller impacts from changing interest rates (referred to as “duration”)3,4 changes in the shape of the yield curve (the level of interest rates for different maturities) and the use of derivatives.5
The discussion below will focus on the performance of the Fund’s R6 Shares, relative to the BBAB.
Market Overview
The reporting period was one of the most volatile in recent years due to the coronavirus pandemic. For the first two months of the period, interest rates were relatively stable and credit spreads tightened modestly. But volatility increased dramatically as the coronavirus spread throughout the world, causing credit-sensitive sectors to underperform as investors fled to the safety of cash and Treasury bonds. The U.S. government shut down the economy to try to contain the spread of the virus, which caused a brief but deep recession with Gross Domestic Product (GDP) contracting 31% in the second quarter. In response, the Federal Reserve (the “Fed”) slashed short-term interest rates to 0-0.25% and promised to keep short rates at that level for at least the next three years. The Fed also embarked on a massive quantitative easing campaign, buying billions of dollars of Treasuries and government mortgages and, for the first time, setting up facilities to purchase other types of bonds as well, including investment-grade corporates, high-yield bonds6 and ETFs, asset-backed securities, municipal bonds, commercial mortgage-backed securities and collateralized loan obligations (CLOs). Congress also passed multi-trillion dollar fiscal stimulus packages designed to support businesses and consumers until either a vaccine was developed or herd immunity was achieved. This massive monetary and fiscal stimulus enabled third quarter GDP to rebound 33% and caused interest rates to fall and credit spreads to
Annual Shareholder Report
1

tighten through the end of November. With global central banks providing ample liquidity to backstop financial markets, bonds generated strong returns during the period.
Sector Allocation
Sector allocation added significantly to performance relative to the BBAB. At the beginning of the period, the Fund reduced credit sensitive holdings like investment-grade corporates, high-yield bonds, and emerging-market bonds7 due to rich valuations. This proved beneficial as these sectors underperformed in February and March during the first coronavirus wave. Starting at the end of March, the Fund began to gradually add back to these sectors at very attractive valuations, and the Fund increased holdings in bank loans, municipal bonds and commercial mortgage-backed securities as well.
security selection
Security selection also added significantly to returns, led by a down-in-quality bias within investment-grade corporates, good country selection in emerging-market bonds and good prepayment protection pool selection in mortgage-backed securities. Additionally, Treasury Inflation Protection Securities (TIPS), which lagged early on, rallied strongly in the second half of the period as economic growth recovered and as the Fed shifted to an average inflation targeting regime with a goal of pushing inflation up to 2% on a sustained basis.
Duration
Duration positioning subtracted from returns relative to the BBAB. The Fund had slightly less interest rate sensitivity to falling rates than the BBAB when rates fell early in the period, which detracted from returns as interest rates and bond prices move in opposite directions.
Yield Curve
The Fund’s bias for longer-maturity bonds to underperform shorter-maturity bonds (which were supported by the Fed’s pledge to keep short-term interest rates near zero for an extended period) added to performance.
Derivatives
During the reporting period, the Fund used various types of derivative securities including futures, swaps, forward contracts and options to help manage the Fund’s duration, yield curve, sector and currency exposures. These derivative positions were used both to hedge various risks, as well as to position the Fund to benefit from changes in market conditions.
Annual Shareholder Report
2

Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBAB.

Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LCBFA.
3
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.
5
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6
High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
7
International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging-market securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Total Return Bond Fund (the “Fund”) from November 30, 2010 to November 30, 2020, compared to the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB)2 and the Lipper Core Bond Funds Average (LCBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of November 30, 2020
■ Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 11/30/2020
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	3.59%	3.63%	3.21%
Class B Shares	2.38%	3.68%	3.23%
Class C Shares	6.93%	4.06%	3.15%
Class R Shares	8.27%	4.41%	3.51%
Institutional Shares	9.06%	5.17%	4.25%
Service Shares	8.73%	4.85%	3.94%
Class R6 Shares[4]	9.07%	5.18%	4.20%
BBAB	7.28%	4.34%	3.71%
LCBFA	7.80%	4.39%	3.77%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The BBAB and the LCBFA have been adjusted to reflect reinvestments of dividends on securities in the index and the average.

The BBAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and are not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.

The Fund’s Class R6 Shares commenced operations on April 17, 2015. For the period prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares adjusted to reflect expenses of the Class R6 Shares for each year for which the gross expenses of Class R6 Shares would have exceeded the actual expenses paid by Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2020, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Corporate Debt Securities	38.8%
Mortgage-Backed Securities[3]	15.6%
U.S. Treasury and Agency Securities	15.1%
Asset-Backed Securities	2.6%
Collateralized Mortgage Obligations	1.9%
Commercial Mortgage-Backed Securities[3]	1.2%
Foreign Government Securities	0.6%
Municipal Bond	0.4%
Agency Risk Transfer Security	0.4%
High Yield Bond Portfolio	7.7%
Bank Loan Core Fund	7.0%
Emerging Markets Core Fund	5.0%
Project and Trade Finance Core Fund	4.2%
Securities Lending Collateral[4]	0.2%
Cash Equivalents[5]	2.5%
Other Security Types[6,7]	0.0%
Derivative Contracts[7,8]	0.0%
Other Assets and Liabilities—Net[9]	(3.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund), in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6	Other Security Types consist of purchased options.
7	Represents less than 0.1%.
Annual Shareholder Report

8
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2020
Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— 38.8%
		Basic Industry - Chemicals— 0.3%
$ 2,653,000		Albemarle Corp., 4.150%, 12/1/2024	$2,942,899
395,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	539,426
12,840,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	13,124,053
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	12,132,393
12,000		Sherwin-Williams Co., Sr. Unsecd. Note, 2.750%, 6/1/2022	12,385
		TOTAL	28,751,156
		Basic Industry - Metals & Mining— 0.3%
4,580,000	[1]	Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	5,701,095
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	1,574,919
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	8,360,493
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,321,182
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	3,238,156
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	2,629,926
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,786,583
		TOTAL	27,612,354
		Basic Industry - Paper— 0.2%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	3,359,812
9,500,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	12,470,807
		TOTAL	15,830,619
		Capital Goods - Aerospace & Defense— 1.4%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	9,759,041
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	8,479,383
4,845,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	5,155,749
7,640,000	[1]	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	7,710,269
2,425,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	2,488,571
5,875,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	6,303,873
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	6,592,770
8,500,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	10,763,083
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	5,860,800
4,397,000	[1]	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	4,689,444
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	3,585,347
4,360,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	4,811,558
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Capital Goods - Aerospace & Defense— continued
$ 2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 3.844%, 5/1/2025	$3,230,638
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	7,257,411
10,870,000		Leidos Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	12,949,648
3,750,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	4,175,362
2,810,000		Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	2,944,335
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	4,328,466
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	8,297,968
5,400,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	5,612,526
7,405,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	8,364,095
435,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	420,160
1,820,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.956% (3-month USLIBOR +1.735%), 2/15/2042	1,304,394
4,685,000		Textron Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,761,126
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,977,480
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,280,489
		TOTAL	145,103,986
		Capital Goods - Building Materials— 0.1%
3,010,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	3,315,678
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	5,296,538
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	5,774,843
		TOTAL	14,387,059
		Capital Goods - Construction Machinery— 0.4%
69,000	[1]	Caterpillar, Inc., Deb., 5.300%, 9/15/2035	94,731
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	350,873
1,640,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	1,682,374
9,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	9,207,495
445,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	466,685
9,475,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	10,531,512
3,910,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	4,256,915
510,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.150%, 9/8/2022	527,389
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 3/15/2022	515,736
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Capital Goods - Construction Machinery— continued
$ 9,875,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	$11,515,297
	TOTAL	39,149,007
	Capital Goods - Diversified Manufacturing— 0.7%
1,950,000	3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	2,064,458
10,025,000	3M Co., Sr. Unsecd. Note, 2.375%, 8/26/2029	10,922,675
144,000	General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	196,579
350,000	General Electric Capital Corp., Series NOT2, 5.500%, 3/15/2023	381,513
221,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	232,429
917,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,297,479
3,270,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	3,669,797
2,555,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,638,714
2,680,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,989,363
1,695,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,712,918
8,190,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	8,672,237
8,495,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	9,130,065
5,000,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	5,027,579
4,830,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	4,966,943
3,585,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	3,959,191
1,900,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	2,157,848
1,400,000	Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,468,466
3,285,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	3,523,484
6,575,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	6,937,773
	TOTAL	71,949,511
	Capital Goods - Packaging— 0.1%
5,350,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	5,904,078
5,830,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,765,741
	TOTAL	12,669,819
	Communications - Cable & Satellite— 1.0%
10,980,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	13,305,009
175,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	242,702
8,500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	10,222,081
5,320,000	Charter Communications, Inc., 4.200%, 3/15/2028	6,112,576
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Communications - Cable & Satellite— continued
$ 10,000,000		Comcast Corp., 1.500%, 2/15/2031	$9,957,130
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,747,405
2,460,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	2,584,424
10,200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	11,488,837
4,570,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	5,165,874
8,290,000		Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	9,588,571
910,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	1,075,918
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	2,829,109
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	492,673
3,380,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	3,877,116
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	744,371
5,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	7,680,416
3,000,000		NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	4,615,671
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	8,934,247
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	576,923
135,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	159,200
		TOTAL	104,400,253
		Communications - Media & Entertainment— 1.0%
10,000,000		Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	9,916,579
5,000,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	5,572,428
10,000,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	12,314,138
3,445,000		Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	4,170,869
4,510,000		Fox Corp, Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	6,600,670
11,850,000	[1]	Grupo Televisa S.A., 6.625%, 3/18/2025	14,348,513
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	2,473,624
8,340,000		Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	10,062,996
5,200,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	6,367,333
6,255,000		ViacomCBS Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	7,772,126
5,585,000		Walt Disney Co., Sr. Unsecd. Note, 2.000%, 9/1/2029	5,794,461
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 2.650%, 1/13/2031	5,450,018
7,570,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	8,978,326
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	3,912,515
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	1,730,089
		TOTAL	105,464,685
		Communications - Telecom Wireless— 1.0%
8,980,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	9,836,064
10,350,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	10,659,527
3,000,000		American Tower Corp., Sr. Unsecd. Note, 3.700%, 10/15/2049	3,406,289
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Communications - Telecom Wireless— continued
$ 3,500,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	$3,968,576
5,550,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	7,326,464
2,250,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	2,332,851
1,250,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	1,317,691
2,930,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	3,275,155
8,400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	9,691,916
5,500,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	5,986,025
14,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	16,073,960
3,350,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	4,192,274
5,175,000	T-Mobile USA, Inc., Sr. Sub. Note, 144A, 3.000%, 2/15/2041	5,338,323
5,005,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	5,731,045
5,630,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	7,672,079
	TOTAL	96,808,239
	Communications - Telecom Wirelines— 1.3%
7,090,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	7,657,764
16,370,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	17,351,837
1,940,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	2,059,758
2,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	2,353,905
1,150,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	1,349,396
6,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.550%, 3/9/2049	7,193,937
3,300,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	4,144,397
465,000	AT&T, Inc., Sr. Unsecd. Note, 5.250%, 3/1/2037	604,187
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,832,821
275,000	AT&T, Inc., Sr. Unsecd. Note, 5.700%, 3/1/2057	384,530
5,800,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	8,318,804
4,160,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	5,509,625
12,000,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	13,540,585
2,000,000	Qtel International Finance Ltd., Company Guarantee, 144A, 4.750%, 2/16/2021	2,020,790
5,000,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.570%, 4/27/2023	5,481,443
3,925,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	5,024,123
4,525,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	6,033,207
1,122,000	Verizon Communications, Inc., Sr. Unsecd. Note, 144A, 2.987%, 10/30/2056	1,189,394
10,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	11,258,388
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Communications - Telecom Wirelines— continued
$ 870,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	$1,087,737
5,740,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	7,244,727
5,250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	5,811,684
5,346,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	7,377,049
3,900,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	4,407,366
	TOTAL	130,237,454
	Consumer Cyclical - Automotive— 1.1%
11,235,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	11,368,061
2,400,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	3,797,922
8,680,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	9,320,150
5,540,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	6,129,179
260,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	309,833
10,175,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	12,267,056
2,790,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	3,981,603
5,365,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	5,668,899
410,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	445,420
10,000,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	11,179,707
15,305,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	15,806,002
4,745,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	4,895,735
2,700,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,833,542
6,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	6,009,130
7,800,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	8,245,059
3,045,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	3,147,375
4,650,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	5,116,813
	TOTAL	110,521,486
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Cyclical - Gaming— 0.0%
$ 250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	$283,101
		Consumer Cyclical - Lodging— 0.0%
730,000		American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	793,769
		Consumer Cyclical - Retailers— 1.7%
2,500,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,525,593
15,185,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	17,472,425
13,850,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	16,283,417
14,370,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	17,301,906
475,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	529,612
6,835,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	8,059,565
2,480,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	2,550,571
289,156		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	309,493
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	1,216,510
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,737,766
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	9,269,197
205,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	219,373
74,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	83,853
2,430,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	2,859,625
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	4,841,187
12,745,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	17,247,525
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,365,276
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	5,373,874
9,180,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	9,845,661
4,205,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	4,668,937
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,562,610
3,690,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	4,178,765
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	13,185,681
5,185,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	5,168,376
2,370,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	2,671,900
3,750,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	4,507,787
14,795,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	14,777,989
365,000	[1]	WalMart, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2040	561,352
		TOTAL	173,375,826
		Consumer Cyclical - Services— 0.7%
10,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	11,034,587
5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,832,666
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Consumer Cyclical - Services— continued
$ 5,000,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	$6,352,097
165,000	Booking Holdings, Inc., Sr. Unsecd. Note, 2.750%, 3/15/2023	173,377
5,585,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	6,869,560
2,100,000	Boston University, Series MTNA, 7.625%, 7/15/2097	2,797,474
6,700,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	7,715,278
589,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.300%, 6/1/2021	600,643
325,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	329,895
11,250,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	13,612,894
2,340,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	3,660,939
4,420,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	4,930,477
3,300,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,685,484
350,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	457,490
	TOTAL	68,052,861
	Consumer Non-Cyclical - Food/Beverage— 2.2%
11,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc., Sr. Unsecd. Note, Series, 4.900%, 2/1/2046	14,390,544
870,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	1,112,624
1,390,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	1,812,488
6,960,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	8,725,516
3,000,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	3,766,895
10,030,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	12,794,149
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,499,932
8,295,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	8,701,826
4,305,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	4,353,065
9,164,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	9,923,375
17,450,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	17,629,118
5,000,000	Constellation Brands, Inc., 4.250%, 5/1/2023	5,442,390
1,690,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,991,588
6,640,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	8,086,758
5,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	5,663,444
8,000,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	8,722,261
2,930,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	3,786,019
3,250,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,559,783
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Food/Beverage— continued
$ 8,100,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	$8,450,350
6,740,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	7,645,451
2,810,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	3,597,740
10,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	10,614,406
5,965,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	6,758,524
2,845,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	3,089,321
3,140,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	3,623,755
230,000	Kraft Foods Group, Inc., Sr. Unsecd. Note, 5.000%, 6/4/2042	263,624
2,965,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	3,184,890
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	6,706,114
4,480,000	Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	4,641,862
6,100,000	PepsiCo, Inc., 2.750%, 4/30/2025	6,647,839
5,990,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	7,594,393
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	189,180
200,000	Ralston Purina Co., Deb., 8.125%, 2/1/2023	227,957
4,270,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	4,450,532
6,145,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	6,466,967
6,865,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	7,643,681
1,450,000	Tyson Foods, Inc., 5.150%, 8/15/2044	2,002,346
1,970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	2,254,704
3,850,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	5,547,092
	TOTAL	225,562,503
	Consumer Non-Cyclical - Health Care— 0.8%
5,520,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	5,765,824
4,195,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	4,587,945
2,240,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	2,380,106
5,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	5,459,275
7,355,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	8,018,354
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,867,304
9,570,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	11,320,127
10,220,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	10,769,267
11,545,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	12,716,442
3,270,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	3,607,457
1,000,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	1,193,339
8,325,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	9,319,652
4,035,000	Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	4,041,368
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Health Care— continued
$ 1,995,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	$2,269,300
		TOTAL	83,315,760
		Consumer Non-Cyclical - Pharmaceuticals— 2.3%
5,128,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	5,988,513
9,050,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	13,507,336
6,380,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	7,261,663
13,210,000		AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	16,755,144
8,050,000		Amgen, Inc., 2.300%, 2/25/2031	8,514,960
9,985,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	10,727,405
2,000,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,188,855
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	478,106
3,775,000		AstraZeneca PLC, 2.125%, 8/6/2050	3,585,220
7,410,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,625,010
7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	7,891,433
7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.500%, 8/17/2023	7,551,416
2,455,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	2,676,591
5,050,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	5,522,051
5,250,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	6,015,273
12,625,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	12,783,039
10,140,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	10,153,379
9,100,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	10,783,279
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	335,639
3,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	4,094,334
2,475,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	3,598,514
9,315,000		Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	10,837,966
1,000,000		Johnson & Johnson, 5.950%, 8/15/2037	1,566,993
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	613,760
15,850,000		Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	18,541,639
17,652,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	17,398,906
14,100,000		Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	14,406,821
518,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	525,706
6,870,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,028,124
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Pharmaceuticals— continued
$ 11,215,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	$12,458,385
		TOTAL	231,415,460
		Consumer Non-Cyclical - Products— 0.3%
3,060,000		Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	3,366,552
7,050,000		Clorox Co., Sr. Unsecd. Note, 1.800%, 5/15/2030	7,266,590
500,000		Procter & Gamble Co., 2.300%, 2/6/2022	512,483
8,035,000		Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	9,310,836
5,630,000		Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	6,281,590
2,390,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,393,817
		TOTAL	29,131,868
		Consumer Non-Cyclical - Supermarkets— 0.2%
3,000,000		Kroger Co., Bond, 6.900%, 4/15/2038	4,479,345
8,000,000		Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	10,255,023
		TOTAL	14,734,368
		Consumer Non-Cyclical - Tobacco— 0.5%
9,075,000		Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	12,922,463
5,000,000		Bat Capital Corp., Sr. Unsecd. Note, 3.734%, 9/25/2040	5,229,686
3,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,997,993
7,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	8,040,527
1,960,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	2,349,259
5,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	6,093,064
4,490,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.850%, 9/15/2023	5,029,708
5,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	6,983,282
		TOTAL	49,645,982
		Energy - Independent— 0.3%
7,000,000		Canadian Natural Resources Ltd., 3.900%, 2/1/2025	7,645,827
5,230,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	5,390,786
12,625,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	13,831,072
1,730,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	1,950,995
610,000	[1]	XTO Energy, Inc., 6.750%, 8/1/2037	901,095
		TOTAL	29,719,775
		Energy - Integrated— 1.0%
5,815,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	5,860,633
4,990,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	5,169,110
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Energy - Integrated— continued
$ 2,485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	$2,749,870
365,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	394,222
5,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.062%, 3/17/2022	5,182,980
100,000		BP PLC, Deb., 8.750%, 3/1/2032	158,465
8,520,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	9,513,575
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,628,053
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	5,881,487
4,000,000		Conoco, Inc., 7.250%, 10/15/2031	5,912,907
205,000		ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	312,980
15,335,000		Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	17,758,139
6,305,000	[1]	Husky Energy, Inc., 4.000%, 4/15/2024	6,712,170
450,000		Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	609,023
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	4,177,498
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	3,754,772
14,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	17,453,951
3,550,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.500%, 6/15/2038	4,740,201
		TOTAL	99,970,036
		Energy - Midstream— 1.1%
5,815,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	5,862,598
9,240,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	10,423,416
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	4,606,732
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	3,243,302
5,000,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	5,320,087
785,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	903,419
360,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	387,320
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	10,867,340
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	254,313
4,270,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	4,807,119
2,850,000		Enterprise Products Operating LLC, Sr. Note, 2.800%, 1/31/2030	3,090,767
5,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	5,869,412
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Energy - Midstream— continued
$ 6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	$7,673,878
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	2,054,070
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	7,576,030
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	699,779
3,320,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	3,238,833
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	354,996
5,200,000	[1]	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	5,774,136
2,220,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	2,525,832
1,631,000		ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,644,788
8,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	8,872,670
4,710,000	[1]	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	5,235,122
3,850,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,945,097
225,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	269,663
7,275,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	8,532,772
		TOTAL	114,033,491
		Energy - Oil Field Services— 0.1%
175,000		Burlington Resources, LLC., Sr. Unsecd. Note, 7.200%, 8/15/2031	258,292
4,388,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/17/2028	4,877,329
615,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	691,038
		TOTAL	5,826,659
		Energy - Refining— 0.3%
535,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	582,124
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	352,744
8,375,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	9,356,168
6,615,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	6,623,760
4,020,000		Valero Energy Corp., 7.500%, 4/15/2032	5,541,455
5,070,000		Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	5,070,315
3,945,000		Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	4,103,212
395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	445,028
		TOTAL	32,074,806
		Financial Institution - Banking— 6.9%
9,995,000		American Express Co., 2.650%, 12/2/2022	10,457,977
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	386,207
10,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	11,559,309
8,185,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	8,730,899
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 1,460,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	$1,643,936
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	6,119,652
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	7,035,955
23,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.922%, 10/24/2031	23,431,617
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	11,194,749
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	11,123,263
285,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.499%, 5/17/2022	289,135
8,440,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	9,658,808
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.970%, 3/5/2029	11,640,852
1,622,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,798,244
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,927,457
560,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	626,861
660,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	770,806
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	7,505,491
1,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,944,436
480,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	524,838
4,200,000	[1]	Capital One Bank, Series BKNT, 2.950%, 7/23/2021	4,261,551
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,225,482
2,160,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,369,368
570,000		Citigroup, Inc., Jr. Sub. Deb., Series U, 5.000%, 3/12/2169	597,622
15,085,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	16,075,193
3,970,000		Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	4,094,313
895,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	929,640
5,665,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	6,181,496
9,070,000		Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	9,875,337
10,215,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	10,523,293
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	7,764,874
2,320,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,515,781
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,697,361
10,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	12,078,233
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	$3,226,945
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	404,832
13,600,000		Citizens Financial Group, Inc., Sub. Note, 144A, 2.638%, 9/30/2032	14,214,227
6,770,000		Comerica, Inc., 3.800%, 7/22/2026	7,633,531
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	7,760,074
690,000		Deutsche Bank AG New York, 4.250%, 2/4/2021	693,856
7,540,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	8,213,103
4,280,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,548,253
14,145,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	14,341,417
10,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	10,763,475
5,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	5,877,196
2,100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,184,361
2,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,280,610
1,275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	1,350,199
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	13,429,169
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	6,866,460
10,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2030	11,709,383
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	9,240,562
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	515,878
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,380,035
500,000		HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2069	545,062
7,445,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	7,514,964
2,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	2,483,983
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	11,329,509
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,844,300
7,905,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	8,470,016
4,500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	5,118,591
3,000,000	[2]	JPMorgan Chase & Co., 3.371% (US CPI Urban Consumers YoY NSA +2.000%), 2/25/2021	3,019,014
720,000		JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2169	780,174
610,000		JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2169	641,245
15,175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	15,233,397
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	16,062,067
3,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.972%, 1/15/2023	3,603,584
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	2,234,564
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	$8,459,938
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.540%, 5/1/2028	11,336,668
410,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	439,469
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	11,550,097
9,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	10,323,110
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	285,729
245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	269,770
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,279,736
635,000		Lloyds Banking Group PLC, Sub. Note, 4.650%, 3/24/2026	727,813
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,760,777
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	5,154,092
2,185,000	[2]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.865% (3-month USLIBOR +0.640%), 12/1/2021	2,188,156
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,806,591
425,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	449,180
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	13,873,247
685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	784,609
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	14,626,129
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/28/2021	516,733
11,990,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	12,089,050
2,000,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.309% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,088,843
5,285,000		Morgan Stanley, Sub. Deb., 4.875%, 11/1/2022	5,715,241
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	5,763,617
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,825,852
500,000		Natwest Group PLC, Sub. Deb., 6.125%, 12/15/2022	549,625
160,000		Natwest Group PLC, Sub., 6.000%, 12/19/2023	181,838
9,190,000		Northern Trust Corp., Sr. Unsecd. Note, 1.950%, 5/1/2030	9,665,451
5,000,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.550%, 12/9/2021	5,107,872
5,100,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	5,783,432
6,215,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	6,479,179
3,245,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.550%, 1/22/2030	3,552,757
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 97,250	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	$63,456
6,105,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	6,466,551
7,530,000		State Street Corp., Sr. Unsecd. Note, 2.400%, 1/24/2030	8,288,636
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,406,100
1,930,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,993,973
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	406,351
2,495,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	2,527,018
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	366,787
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,707,064
10,250,000		Truist Bank, Sub. Note, Series BKNT, 3.800%, 10/30/2026	11,823,365
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	4,540,841
500,000	[1]	Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	612,834
10,335,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	10,387,188
265,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	305,032
12,570,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	13,171,434
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	9,256,061
195,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	200,652
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	11,457,936
10,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	11,116,936
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	21,083,483
435,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	492,350
		TOTAL	699,382,721
		Financial Institution - Broker/Asset Mgr/Exchange— 0.4%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,967,615
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,933,213
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	3,174,532
4,220,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	4,430,527
3,265,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,912,136
4,105,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	5,053,206
3,580,000		Stifel Financial Corp., 4.250%, 7/18/2024	4,029,292
5,240,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	5,837,262
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,740,227
435,000		XLIT Ltd., Sub., 4.450%, 3/31/2025	495,743
		TOTAL	39,573,753
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Finance Companies— 0.3%
$ 6,500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	$7,751,102
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	4,236,698
5,100,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	5,879,276
12,753,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	14,725,445
250,000		International Lease Finance Corp., 5.875%, 8/15/2022	269,278
10,000		Santander UK Group Holdings PLC, Sr. Unsecd. Note, 3.125%, 1/8/2021	10,028
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	944,913
		TOTAL	33,816,740
		Financial Institution - Insurance - Health— 0.1%
5,080,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2050	5,642,727
		Financial Institution - Insurance - Life— 1.5%
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,833,079
10,200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	11,557,720
11,000,000		American International Group, Inc., 4.500%, 7/16/2044	14,158,417
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,895,063
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,665,442
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	5,572,394
5,535,000		Belrose Funding Trust, Sr. Unsecd. Note, 2.330%, 8/15/2030	5,658,648
7,780,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	11,743,865
2,650,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	3,426,284
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	8,301,831
3,970,000		Metlife Inc., Sr. Unsecd. Note, 4.550%, 3/23/2030	4,988,544
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,771,543
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	421,374
5,000,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	6,422,621
16,268,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	18,752,248
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	5,468,017
3,000,000	[1]	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,346,913
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	3,019,860
5,450,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2026	6,062,597
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,303,940
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Life— continued
$ 8,000,000		Prudential Financial, Inc., Series MTN, 5.100%, 8/15/2043	$9,930,130
1,050,000	[1]	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,585,059
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,897,719
		TOTAL	146,783,308
		Financial Institution - Insurance - P&C— 0.8%
1,000,000		Assured Guaranty US Holding, Inc., 7.000%, 6/1/2034	1,298,710
255,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	343,585
3,500,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,935,168
4,350,000		Chubb INA Holdings, Inc., 3.350%, 5/3/2026	4,913,654
10,175,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	10,111,094
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	4,057,530
1,000,000		Cincinnati Financial Corp., 6.920%, 5/15/2028	1,328,108
2,395,000	[1]	CNA Financial Corp., Sr. Unsecd. Note, 2.050%, 8/15/2030	2,458,239
7,895,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	9,176,458
4,930,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	6,496,786
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,569,717
1,103,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	1,206,907
6,862,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	8,422,526
5,200,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.350%, 4/30/2050	6,095,107
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	11,614,569
335,000		Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	449,813
7,295,000		Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	7,711,759
		TOTAL	83,189,730
		Financial Institution - REIT - Apartment— 0.5%
12,130,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	13,579,910
2,240,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	2,467,462
3,745,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	4,240,314
5,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,533,210
3,360,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	3,342,649
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	4,077,886
1,905,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,113,633
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - REIT - Apartment— continued
$ 2,100,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	$2,357,084
10,100,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	10,204,586
		TOTAL	47,916,734
		Financial Institution - REIT - Healthcare— 0.3%
3,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	3,387,003
7,680,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	7,587,474
4,110,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	4,472,363
5,000,000	[1]	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	5,334,052
3,650,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,966,109
6,155,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	6,456,166
2,500,000		Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	2,899,132
		TOTAL	34,102,299
		Financial Institution - REIT - Office— 0.3%
1,975,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	1,952,234
3,335,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2031	3,803,802
2,220,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,545,575
5,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	6,324,229
5,330,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,784,969
1,180,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	1,286,584
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.850%, 2/1/2023	4,257,264
		TOTAL	25,954,657
		Financial Institution - REIT - Other— 0.3%
440,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series D, 3.750%, 10/15/2023	460,718
2,665,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	3,283,720
7,400,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	7,567,857
2,925,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	3,292,004
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	11,094,111
		TOTAL	25,698,410
		Financial Institution - REIT - Retail— 0.2%
3,390,000	[1]	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,411,412
8,810,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,524,852
1,530,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	1,609,419
3,330,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,778,444
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,638,862
		TOTAL	20,962,989
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Municipal Services— 0.0%
$ 748,104	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	$972,489
1,425,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,747,583
	TOTAL	2,720,072
	Sovereign— 0.1%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	4,966,776
	Supranational— 0.0%
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,968,675
	Technology— 2.3%
2,000,000	Apple, Inc., 3.450%, 5/6/2024	2,200,662
555,000	Apple, Inc., 3.850%, 5/4/2043	715,210
16,000,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	16,807,054
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,842,921
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	13,403,361
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,642,224
7,228,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	8,288,217
6,850,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	7,961,989
2,280,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	2,610,982
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,205,950
7,995,000	Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	9,525,124
5,080,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	6,171,054
5,185,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	5,553,833
3,025,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	3,093,409
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,813,674
3,320,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	3,877,327
6,885,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	7,897,098
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	7,179,094
775,000	IBM Corp., Sr. Unsecd. Note, 2.850%, 5/13/2022	804,218
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	4,965,843
3,485,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	3,763,309
5,635,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	6,281,101
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	6,785,706
5,630,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	6,381,849
1,220,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	1,347,033
1,140,000	Lam Research Corp., Sr. Unsecd. Note, 1.900%, 6/15/2030	1,186,618
6,100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	7,320,601
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Technology— continued
$ 1,765,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	$1,844,665
4,500,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	5,288,193
2,546,000		Microsoft Corp., 3.500%, 11/15/2042	3,197,745
2,650,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,889,150
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	1,428,837
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,236,186
595,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	736,698
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.950%, 8/8/2056	8,440,383
7,000,000		Oracle Corp., 6.500%, 4/15/2038	11,127,162
5,000,000		Oracle Corp., Sr. Unsecd. Note, 2.500%, 5/15/2022	5,141,391
12,665,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	14,232,867
2,100,000		SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,506,918
5,430,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	6,433,098
1,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,332,003
2,485,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,986,229
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,856,280
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	9,060,300
		TOTAL	235,363,566
		Technology Services— 0.0%
1,405,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	1,536,399
		Transportation - Airlines— 0.1%
3,950,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	4,285,674
3,710,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	4,234,579
		TOTAL	8,520,253
		Transportation - Railroads— 0.4%
1,898,000		Burlington Northern Santa Fe Corp., 3.050%, 9/1/2022	1,977,264
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,200,188
2,725,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,851,515
5,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	5,433,588
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,761,394
3,445,000		CSX Corp., Sr. Unsecd. Note, 3.800%, 4/15/2050	4,333,649
5,925,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	6,160,284
4,660,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	5,837,584
6,565,000	[1]	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	7,117,561
		TOTAL	37,673,027
		Transportation - Services— 0.7%
6,620,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	9,240,944
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Transportation - Services— continued
$ 2,555,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	$2,865,396
545,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	657,790
8,075,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	9,798,860
8,750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	9,006,687
640,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	651,904
7,135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	8,076,935
6,135,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	6,681,361
8,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	8,479,031
14,890,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	16,833,142
	TOTAL	72,292,050
	Utility - Electric— 2.6%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,495,994
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	3,333,884
535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	571,144
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,219,019
3,835,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series M, 0.750%, 11/1/2023	3,841,195
11,025,000	Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	12,768,984
6,275,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 144A, 4.050%, 4/15/2025	7,135,494
5,045,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	5,278,591
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	2,172,716
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	3,200,515
5,265,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,698,963
6,455,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	7,392,416
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	14,354,072
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	4,264,873
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	612,736
8,000,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	8,029,803
6,150,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,702,151
5,885,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	8,079,074
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	4,404,582
15,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	19,670,057
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 4,900,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	$5,720,976
3,330,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	4,186,503
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	604,794
7,880,000	[1]	EverSource Energy, Sr. Unsecd. Note, 3.450%, 1/15/2050	9,227,298
6,955,000		EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	7,515,354
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	8,043,766
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	5,135,466
2,385,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	3,230,674
3,220,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	3,763,913
6,043,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	6,634,625
5,400,000		Gulf Power Co., 4.550%, 10/1/2044	6,604,768
1,250,000		Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.100%, 5/15/2022	1,285,909
4,130,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	5,233,473
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 5/15/2037	1,940,517
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	8,918,490
4,125,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	4,447,281
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,673,181
2,000,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,140,076
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	6,184,317
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	3,456,845
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	318,767
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	1,522,537
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	2,529,225
5,900,000		PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	5,945,836
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,170,888
8,030,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	8,416,769
6,920,000		Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	8,050,243
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	2,183,289
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 9,945,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	$9,981,302
		TOTAL	265,293,345
		Utility - Natural Gas— 0.6%
500,000	[1]	ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	542,949
1,210,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,337,142
3,715,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	4,386,527
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	3,610,765
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	3,994,383
2,870,000	[1]	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,957,411
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	5,855,329
8,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	9,344,144
450,000		Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	472,061
6,500,000		Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	7,269,079
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	5,779,460
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,667,231
840,000	[1]	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	826,598
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	8,799,472
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	188,762
		TOTAL	57,031,313
		Utility - Natural Gas Distributor— 0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	2,113,124
2,045,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	2,236,199
		TOTAL	4,349,323
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,486,636,680)	3,915,560,760
		U.S. TREASURIES— 15.1%
		U.S. Treasury Bonds— 4.1%
72,600,000		United States Treasury Bond, 1.375%, 8/15/2050	69,054,245
249,600,000		United States Treasury Bond, 1.625%, 11/15/2050	252,514,504
4,845,000		United States Treasury Bond, 2.250%, 8/15/2049	5,627,902
13,420,000		United States Treasury Bond, 2.375%, 11/15/2049	16,001,784
215,000		United States Treasury Bond, 2.500%, 2/15/2045	259,589
250,000		United States Treasury Bond, 2.500%, 2/15/2046	302,507
350,000		United States Treasury Bond, 2.500%, 5/15/2046	423,737
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	11,452,531
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES— continued
		U.S. Treasury Bonds— continued
$ 9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	$11,519,760
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	3,065,141
10,400,000		United States Treasury Bond, 2.875%, 5/15/2049	13,613,510
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	2,606,018
800,000		United States Treasury Bond, 3.000%, 11/15/2045	1,053,839
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	2,650,247
750,000		United States Treasury Bond, 3.000%, 5/15/2047	994,694
850,000		United States Treasury Bond, 3.000%, 8/15/2048	1,133,547
950,000		United States Treasury Bond, 3.125%, 8/15/2044	1,268,306
3,215,000		United States Treasury Bond, 3.125%, 5/15/2048	4,374,592
2,885,000		United States Treasury Bond, 3.750%, 8/15/2041	4,150,865
3,100,000	[1]	United States Treasury Bond, 4.500%, 2/15/2036	4,602,172
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	6,769,843
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	4,613,239
		TOTAL	418,052,572
		U.S. Treasury Notes— 11.0%
50,721		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	53,745
184,394,460		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2025	195,861,693
7,874,178		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2025	8,451,892
217,160		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2026	235,225
439,242,424		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2030	486,508,072
7,390,082		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	8,757,131
969,705		U.S. Treasury Inflation-Protected Notes, 0.375%, 1/15/2027	1,065,912
228,756		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	253,746
3,095,880		U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	3,283,015
276,315		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	354,332
309,225		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	358,731
136,515,000		United States Treasury Note, 0.125%, 5/15/2023	136,370,950
45,370,000		United States Treasury Note, 0.125%, 10/15/2023	45,281,284
6,000,000		United States Treasury Note, 0.250%, 7/31/2025	5,974,934
49,200,000		United States Treasury Note, 0.250%, 8/31/2025	48,976,858
82,265,000		United States Treasury Note, 0.250%, 9/30/2025	81,847,768
12,000,000		United States Treasury Note, 0.375%, 7/31/2027	11,839,831
10,410,000		United States Treasury Note, 0.375%, 9/30/2027	10,252,208
5,400,000		United States Treasury Note, 0.500%, 4/30/2027	5,382,481
1,500,000		United States Treasury Note, 0.500%, 10/31/2027	1,488,376
11,350,000		United States Treasury Note, 0.875%, 11/15/2030	11,378,187
700,000		United States Treasury Note, 1.125%, 2/28/2027	725,676
270,000		United States Treasury Note, 1.625%, 5/15/2026	287,441
21,650,000	[4]	United States Treasury Note, 1.750%, 12/31/2026	23,271,273
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES— continued
		U.S. Treasury Notes— continued
$ 6,180,000		United States Treasury Note, 2.000%, 4/30/2024	$6,552,755
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,392,277
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,420,104
180,000		United States Treasury Note, 2.375%, 5/15/2027	200,952
100,000		United States Treasury Note, 2.375%, 5/15/2029	113,401
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,298,991
130,000		United States Treasury Note, 2.625%, 2/15/2029	149,724
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	5,518,470
455,000		United States Treasury Note, 2.875%, 5/15/2028	528,690
980,000		United States Treasury Note, 2.875%, 8/15/2028	1,141,715
400,000		United States Treasury Note, 3.125%, 11/15/2028	475,134
		TOTAL	1,107,052,974
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,496,293,099)	1,525,105,546
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 1.2%
		Agency Commercial Mortgage-Backed Securities— 0.2%
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.744%, 11/25/2045	6,377,855
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048	12,947,836
		TOTAL	19,325,691
		Commercial Mortgage— 1.0%
4,500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	5,379,218
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	10,336,917
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,897,330
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	10,210,631
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	35,249,522
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,816,086
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,612,992
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,654,913
523,000		GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	571,792
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	15,908,501
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		COMMERCIAL MORTGAGE-BACKED SECURITIES— continued
		Commercial Mortgage— continued
$ 3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	$3,775,107
		TOTAL	95,413,009
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $102,968,243)	114,738,700
		FOREIGN GOVERNMENTS/AGENCIES— 0.6%
		Sovereign— 0.6%
3,800,000		Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 2.500%, 4/16/2025	4,055,968
5,350,000		Colombia, Government of, Sr. Unsecd. Note, 3.000%, 1/30/2030	5,566,729
15,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	17,064,150
15,000,000		Mexico, Government of, 3.750%, 1/11/2028	16,586,400
10,300,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	11,664,853
2,150,000		Poland, Government of, 4.000%, 1/22/2024	2,385,564
4,000,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 2.900%, 10/22/2025	4,299,760
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $57,248,766)	61,623,424
		ASSET-BACKED SECURITIES— 0.5%
		Auto Receivables— 0.1%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,154,762
3,439,964		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.170%, 4/17/2023	3,487,305
		TOTAL	8,642,067
		Credit Card— 0.3%
14,419,000	[2]	Master Credit Card Trust 2018-1A, Class A, 0.635% (1-month USLIBOR +0.490%), 7/21/2024	14,457,219
20,000,000	[2]	Trillium Credit Card Trust II 2020-1A, Class A, 0.515% (1-month USLIBOR +0.370%), 12/26/2024	20,031,666
		TOTAL	34,488,885
		Financial Institution - Finance Companies— 0.0%
71,797		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	38,647
		Other— 0.0%
722,994		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	731,338
229,287		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	230,967
		TOTAL	962,305
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		ASSET-BACKED SECURITIES— continued
		Student Loans— 0.1%
$ 4,361,442	[2]	Navient Student Loan Trust 2020-A, Class A1, 0.490% (1-month USLIBOR +0.350%), 11/15/2068	$4,374,287
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $48,316,765)	48,506,191
		MUNICIPAL BONDS— 0.4%
		Municipal Services— 0.2%
14,500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2019C-1), 4.000%, 11/1/2040	16,942,525
8,070,000		New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2019D), 4.000%, 2/15/2037	9,623,717
		TOTAL	26,566,242
		State/Provincial— 0.2%
14,150,000		Illinois State, UT GO Bonds (Series 2020B), 5.000%, 10/1/2026	15,646,221
1,000,000		Illinois State, UT GO Bonds (Series 2020B), 5.125%, 5/1/2022	1,044,620
		TOTAL	16,690,841
		Transportation - Services— 0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030	500,951
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $43,634,323)	43,758,034
		AGENCY RISK TRANSFER SECURITIES— 0.3%
13,971,817	[2]	Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 2.750% (1-month USLIBOR +2.600%), 5/25/2024	13,017,878
11,887,088	[2]	Connecticut Avenue Securities, Series 2014-C04, Class 1M2, 5.050% (1-month USLIBOR +4.900%), 11/25/2024	12,133,850
380,354	[2]	Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 2.350% (1-month USLIBOR +2.200%), 2/25/2024	380,194
1,820,000	[2]	Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M3, 4.650% (1-month USLIBOR +4.500%), 2/25/2024	1,684,499
6,678,225	[2]	Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M3, 3.750% (1-month USLIBOR +3.600%), 4/25/2024	6,471,197
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $31,233,102)	33,687,618
		MORTGAGE-BACKED SECURITIES— 0.1%
		Federal Home Loan Mortgage Corporation— 0.0%
439		Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	507
102		Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	120
219,045		Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	260,035
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 20,957	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	$24,417
519	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	609
232,880	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	260,460
9,188	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	9,792
8,318	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	8,854
8,260	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	8,838
4,208	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	4,918
49,920	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	58,309
6,357	Federal Home Loan Mortgage Corp., Pool ZK0320, 5.500%, 8/1/2021	6,423
14,712	Federal Home Loan Mortgage Corp., Pool ZK0727, 5.500%, 9/1/2022	15,162
15,589	Federal Home Loan Mortgage Corp., Pool ZK1227, 5.000%, 12/1/2022	15,961
25,583	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	26,750
7,713	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	9,203
5,674	Federal Home Loan Mortgage Corp., Pool ZS5294, 5.000%, 4/1/2022	5,785
5,389	Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	5,590
	TOTAL	721,733
	Federal National Mortgage Association— 0.1%
1,915	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	2,169
4,208	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	4,876
4,195	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	4,861
52,614	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	58,815
24,433	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	29,060
18,538	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	21,768
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 683	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	$759
274	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	307
3,414	Federal National Mortgage Association, Pool 396031, 7.500%, 10/1/2027	3,862
1,893	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	2,211
484	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	569
1,114	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	1,313
143	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	154
26,462	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	30,448
95,979	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	110,874
19,168	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	22,141
65,348	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	77,352
15,666	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	18,316
4,573	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	5,344
25,365	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	29,503
4,050	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	4,815
5,155	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	5,654
5,524	Federal National Mortgage Association, Pool 892563, 6.000%, 7/1/2036	6,607
4,003	Federal National Mortgage Association, Pool 905427, 5.000%, 11/1/2021	4,058
17,294	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	20,214
106,564	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	123,205
58,602	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	61,396
2,933	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	3,434
34,137	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	39,331
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 5,717	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	$6,722
338,948	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	380,049
7,562	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	8,468
12,870	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	13,990
5,160	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	5,713
18,650	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	20,912
5,280	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	5,920
14,737	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	17,024
2,153	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	2,414
45,195	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	50,604
3,312	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	3,709
19,557	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	21,671
6,084	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	6,457
33,399	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	37,198
17,378	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	18,841
4,783	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	5,144
15,531	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	16,776
9,827	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	10,454
21,301	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	23,361
21,672	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	23,423
194,394	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	224,568
410,566	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	460,351
11,782	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	13,211
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 400,614	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	$432,540
7,100	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	7,939
7,417	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	8,219
29,648	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	32,144
	TOTAL	2,551,238
	Government National Mortgage Association— 0.0%
1,540	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	1,635
259	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	277
1,690	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,897
1,786	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,011
3,574	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	4,023
3,547	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	3,936
5,363	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	6,032
1,807	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,059
388	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	448
258	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	294
973	Government National Mortgage Association, Pool 305911, 9.000%, 9/15/2021	989
6,244	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	7,210
3,173	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,682
3,491	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	4,055
25,735	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	29,239
17,635	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	20,045
5,655	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	6,435
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— continued
$ 27,956	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	$31,825
31,631	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	36,043
11,509	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	12,219
35,971	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	40,348
13,572	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	15,219
14,337	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	16,402
32,967	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	37,170
138	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	156
9,077	Government National Mortgage Association, Pool 372962, 7.000%, 3/15/2024	9,685
5,186	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	5,598
3,531	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	3,941
197	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	219
97	Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	104
835	Government National Mortgage Association, Pool 443780, 7.000%, 12/15/2027	906
1,461	Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	1,635
41	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	47
608	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	685
54,043	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	60,940
875	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	990
398	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	432
105	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	118
178	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	204
22,148	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	25,243
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— continued
$ 2,709	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	$3,051
1,801	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	2,085
147	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	170
829	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	933
6,042	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	6,772
12,468	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	14,583
20,543	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	23,941
32,680	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	36,261
1,186	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,386
24,535	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	26,564
386,728	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	447,668
63,694	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	73,976
71,349	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	82,747
15,294	Government National Mortgage Association, Pool 680110, 5.000%, 4/15/2038	17,576
8,111	Government National Mortgage Association, Pool 683937, 6.000%, 2/15/2023	8,419
28,665	Government National Mortgage Association, Pool 689593, 6.000%, 7/15/2023	29,705
4,867	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	5,680
9,659	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	10,682
10,154	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	11,896
11,762	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	12,873
3,865	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	4,246
	TOTAL	1,215,610
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,045,460)	4,488,581
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATION— 0.0%
		Federal Home Loan Mortgage Corporation— 0.0%
$ 81,900		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $80,329)	$88,320
		ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association— 0.0%
4,205	[2]	FNMA ARM, 2.974%, 1/1/2033	4,376
		Government National Mortgage Association— 0.0%
1,338	[2]	GNMA ARM, 2.875%, 5/20/2028	1,382
264	[2]	GNMA ARM, 3.125%, 10/20/2025	269
		TOTAL	1,651
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,988)	6,027
		PURCHASED CALL OPTIONS— 0.0%
34,500,000		Barclays GBP CALL/USD PUT, Notional Amount $34,500,000, Exercise Price, $1.38, Expiration Date 12/2/2020	34
32,500,000		Barclays GBP PUT/USD CALL, Notional Amount $32,500,000, Exercise Price, $1.30, Expiration Date 12/2/2020	813
25,000,000		Barclays USD CALL/NOK PUT, Notional Amount $25,000,000, Exercise Price, $10.00, Expiration Date 4/16/2021	113,225
25,000,000		Morgan Stanley AUD CALL/USD PUT, Notional Amount $25,000,000, Exercise Price, $0.77, Expiration Date 5/20/2021	209,625
25,000,000		Morgan Stanley NZD CALL/USD PUT, Notional Amount $25,000,000, Exercise Price, $0.72, Expiration Date 5/20/2021	351,875
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,366,520)	675,572
		PURCHASED PUT OPTIONS— 0.0%
15,000,000		Barclays USD PUT/MXN CALL, Notional Amount $15,000,000, Exercise Price, $20.00, Expiration Date 2/17/2021	234,915
25,000,000		Barclays USD PUT/NOK CALL, Notional Amount $25,000,000, Exercise Price, $8.75, Expiration Date 4/16/2021	495,325
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $572,600)	730,240
		INVESTMENT COMPANIES— 42.6%
74,306,324		Bank Loan Core Fund	705,910,081
49,444,759		Emerging Markets Core Fund	507,797,675
12,088,767		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	12,088,767
30,664,413		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[5]	30,676,679
183,545,623		Federated Mortgage Core Portfolio	1,846,468,963
124,600,634		High Yield Bond Portfolio	779,999,966
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES— continued
47,083,985	Project and Trade Finance Core Fund	$417,634,947
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,101,800,817)	4,300,577,078
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $9,374,202,692)[6]	10,049,546,091
	OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	38,582,246
	TOTAL NET ASSETS—100%	$10,088,128,337
At November 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Future:
[8]United States Treasury Notes 2-Year Long Futures	11,409	$2,519,695,471	March 2021	$778,231
Short Futures:
[8]United States Treasury Note 10-Year Ultra Short Futures	2,754	$432,722,250	March 2021	$484,373
[8]United States Treasury Notes 10-Year Short Futures	741	$102,385,360	March 2021	$(160,123)
[8]United States Treasury Notes 5-Year Short Futures	557	$70,199,406	March 2021	$(95,021)
[8]United States Treasury Ultra Bond Short Futures	1,023	$220,999,969	March 2021	$1,716,018
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,723,478
Annual Shareholder Report

At November 30, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/2/2020	Barclays Bank Plc Wholesale	8,313,339	EUR	$9,700,000	$216,571
12/2/2020	Morgan Stanley	1,014,753,957	JPY	$9,700,000	$19,865
12/3/2020	Barclays Bank Plc Wholesale	222,360,000	MXN	$10,000,000	$1,001,055
12/4/2020	Barclays Bank Plc Wholesale	25,000,000	GBP	$33,009,750	$319,435
12/14/2020	Bank of America, N.A.	8,233,848	EUR	$9,700,000	$125,181
12/14/2020	Citibank N.A.	1,023,615,780	JPY	$9,700,000	$106,903
1/29/2021	HSBC Bank USA	17,449,205	AUD	$12,500,000	$315,882
1/29/2021	BNP Paribas SA	1,048,047,500	JPY	$10,000,000	$50,197
1/29/2021	Barclays Bank Plc Wholesale	1,310,120,750	JPY	$12,500,000	$63,335
1/29/2021	Bank of America, N.A.	14,958,706	NZD	$10,000,000	$489,919
1/29/2021	HSBC Bank USA	18,638,893	NZD	$12,500,000	$570,680
Contracts Sold:
12/2/2020	Bank of New York	8,164,289	EUR	$9,700,000	$(38,777)
12/2/2020	Bank of America, N.A.	1,002,512,460	JPY	$9,700,000	$97,390
12/3/2020	Barclays Bank Plc Wholesale	219,480,000	MXN	$10,000,000	$(858,570)
12/4/2020	Barclays Bank Plc Wholesale	12,000,000	GBP	$15,654,240	$(343,769)
12/14/2020	Bank of New York	8,162,702	EUR	$9,700,000	$(40,285)
12/14/2020	Credit Agricole	1,010,397,590	JPY	$9,700,000	$19,736
1/29/2021	HSBC Bank USA	17,707,389	AUD	$12,500,000	$(505,509)
1/29/2021	Morgan Stanley	2,358,261,000	JPY	$22,500,000	$(114,421)
1/29/2021	Morgan Stanley	15,051,695	NZD	$10,000,000	$(555,128)
1/29/2021	Bank of America, N.A.	18,182,294	NZD	$12,500,000	$(250,486)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$689,204
Annual Shareholder Report

At November 30, 2020, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Barclays Bank Plc Wholesale	GBP CALL/ USD PUT	$33,250,000	December 2020	$1.33	$(154,579)
Barclays Bank Plc Wholesale	EUR CALL/ USD PUT	$59,250,000	January 2021	$1.19	$(752,772)
Barclays Bank Plc Wholesale	MXN PUT/ USD CALL	$15,000,000	February 2021	$21.50	$(151,515)
BNPParibas SA	USD CALL/ JPY PUT	$30,000,000	January 2021	$106.50	$(50,880)
Morgan Stanley	USD CALL/ NOK PUT	$25,000,000	December 2020	$9.50	$(15,025)
Morgan Stanley	NZD CALL/ USD PUT	$25,000,000	December 2020	$0.70	$(257,625)
Morgan Stanley	AUD CALL/ USD PUT	$25,000,000	December 2020	$0.74	$(150,275)
Put Options:
HSBCBank USA	USD PUT/ JPY CALL	$30,000,000	January 2021	$102.00	$(72,120)
JPMorgan Chase	EUR PUT/ USD CALL	$58,000,000	January 2021	$1.16	$(48,720)
JPMorgan Chase	USD PUT/ JPY CALL	$15,000,000	December 2020	$102.50	$(9,495)
Morgan Stanley	USD PUT/ MXN CALL	$15,000,000	December 2020	$21.50	$(939,945)
Morgan Stanley	USD PUT/ NOK CALL	$37,500,000	January 2021	$8.50	$(123,450)
Morgan Stanley	NZD PUT/ USD CALL	$25,000,000	December 2020	$0.68	$(39,375)
Morgan Stanley	AUD PUT/ USD CALL	$25,000,000	December 2020	$0.72	$(54,500)
(Premiums Received $2,783,681)					$(2,820,276)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and the Value of Written Options Contracts is included in “Other Assets and Liabilities–Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended November 30, 2020, were as follows:
Affiliates	Value as of 11/30/2019	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$254,477,160	$640,969,839	$(192,350,000)
Emerging Markets Core Fund	$414,550,423	$261,673,852	$(187,275,000)
Federated Hermes Government Obligations Fund, Premier Shares*	$62,544,642	$1,118,608,563	$(1,169,064,438)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	$145,012,340	$5,545,050,758	$(5,659,449,135)
Federated Mortgage Core Portfolio	$2,133,027,917	$870,000,000	$(1,198,600,000)
High Yield Bond Portfolio	$575,039,146	$322,155,000	$(145,300,000)
Project and Trade Finance Core Fund	$395,732,042	$26,632,761	$—
TOTAL OF AFFILIATED TRANSACTIONS	$3,980,383,670	$8,785,090,773	$(8,552,038,573)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2020	Shares Held as of 11/30/2020**	Dividend Income	Gain Distributions Received
$15,018,996	$(12,205,914)	$705,910,081	74,306,324	$15,819,833	$—
$19,266,670	$(418,270)	$507,797,675	49,444,759	$23,801,983	$—
N/A	N/A	$12,088,767	12,088,767	$360	$—
$22,453	$40,263	$30,676,679	30,664,413	$721,077	$291
$32,902,315	$9,138,731	$1,846,468,963	183,545,623	$55,282,632	$—
$24,771,837	$3,333,983	$779,999,966	124,600,634	$35,321,262	$—
$(4,729,856)	$—	$417,634,947	47,083,985	$14,632,143	$—
$87,252,415	$(111,207)	$4,300,577,078	521,734,505	$145,579,290	$291

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At November 30, 2020, the Fund owns a majority of the outstanding shares of beneficial interest of each of Federated Mortgage Core Portfolio and Project and Trade Finance Core Fund.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $9,422,077,761.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,915,497,304	$63,456	$3,915,560,760
U.S. Treasuries	—	1,525,105,546	—	1,525,105,546
Commercial Mortgage- Backed Securities	—	114,738,700	—	114,738,700
Foreign Governments/Agencies	—	61,623,424	—	61,623,424
Asset-Backed Securities	—	48,506,191	—	48,506,191
Municipal Bonds	—	43,758,034	—	43,758,034
Agency Risk Transfer Securities	—	33,687,618	—	33,687,618
Mortgage-Backed Securities	—	4,488,581	—	4,488,581
Collateralized Mortgage Obligation	—	88,320	—	88,320
Adjustable Rate Mortgages	—	6,027	—	6,027
Purchased Call Options	—	675,572	—	675,572
Purchased Put Options	—	730,240	—	730,240
Investment Companies[1]	3,882,942,131	—	—	4,300,577,078
TOTAL SECURITIES	$3,882,942,131	$5,748,905,557	$63,456	$10,049,546,091
Other Financial Instruments:
Assets
Futures Contracts	$2,978,622	$—	$—	$2,978,622
Foreign Exchange Contracts	—	3,396,149	—	3,396,149
Annual Shareholder Report

Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Liabilities
Futures Contracts	$(255,144)	$—	$—	$(255,144)
Foreign Exchange Contracts	—	(2,706,945)	—	(2,706,945)
Written Options Contracts	—	(2,820,276)	—	(2,820,276)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,723,478	$(2,131,072)	$—	$592,406

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $417,634,947 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing
NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
GO	—General Obligation
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—Unified School District
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.88	$10.79	$10.77
Income From Investment Operations:
Net investment income (loss)	0.26	0.32	0.30	0.29	0.31
Net realized and unrealized gain (loss)	0.67	0.70	(0.52)	0.12	0.03
Total From Investment Operations	0.93	1.02	(0.22)	0.41	0.34
Less Distributions:
Distributions from net investment income	(0.26)	(0.32)	(0.30)	(0.29)	(0.32)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.26)	(0.32)	(0.30)	(0.32)	(0.32)
Net Asset Value, End of Period	$11.73	$11.06	$10.36	$10.88	$10.79
Total Return[2]	8.47%	9.95%	(2.01)%	3.82%	3.17%
Ratios to Average Net Assets:
Net expenses[3]	0.92%	0.92%	0.92%	0.92%	0.92%
Net investment income	2.31%	2.95%	2.82%	2.69%	2.84%
Expense waiver/reimbursement[4]	0.05%	0.06%	0.07%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$201,349	$171,858	$184,434	$216,294	$358,016
Portfolio turnover	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.88	$10.79	$10.77
Income From Investment Operations:
Net investment income (loss)	0.20	0.26	0.24	0.23	0.25
Net realized and unrealized gain (loss)	0.66	0.70	(0.51)	0.12	0.03
Total From Investment Operations	0.86	0.96	(0.27)	0.35	0.28
Less Distributions:
Distributions from net investment income	(0.19)	(0.26)	(0.25)	(0.23)	(0.26)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.19)	(0.26)	(0.25)	(0.26)	(0.26)
Net Asset Value, End of Period	$11.73	$11.06	$10.36	$10.88	$10.79
Total Return[2]	7.88%	9.36%	(2.54)%	3.26%	2.61%
Ratios to Average Net Assets:
Net expenses[3]	1.47%	1.46%	1.47%	1.46%	1.47%
Net investment income	1.78%	2.42%	2.26%	2.15%	2.29%
Expense waiver/reimbursement[4]	0.04%	0.04%	0.05%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,386	$6,440	$8,244	$14,521	$19,723
Portfolio turnover	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.88	$10.79	$10.77
Income From Investment Operations:
Net investment income (loss)	0.21	0.27	0.25	0.23	0.25
Net realized and unrealized gain (loss)	0.66	0.70	(0.52)	0.12	0.03
Total From Investment Operations	0.87	0.97	(0.27)	0.35	0.28
Less Distributions:
Distributions from net investment income	(0.20)	(0.27)	(0.25)	(0.23)	(0.26)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.20)	(0.27)	(0.25)	(0.26)	(0.26)
Net Asset Value, End of Period	$11.73	$11.06	$10.36	$10.88	$10.79
Total Return[2]	7.93%	9.40%	(2.51)%	3.29%	2.64%
Ratios to Average Net Assets:
Net expenses[3]	1.43%	1.43%	1.44%	1.43%	1.43%
Net investment income	1.81%	2.45%	2.31%	2.18%	2.32%
Expense waiver/reimbursement[4]	0.04%	0.04%	0.04%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,265	$47,994	$52,798	$75,399	$90,932
Portfolio turnover	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.88	$10.79	$10.77
Income From Investment Operations:
Net investment income (loss)	0.24	0.30	0.29	0.27	0.29
Net realized and unrealized gain (loss)	0.67	0.70	(0.52)	0.12	0.03
Total From Investment Operations	0.91	1.00	(0.23)	0.39	0.32
Less Distributions:
Distributions from net investment income	(0.24)	(0.30)	(0.29)	(0.27)	(0.30)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.24)	(0.30)	(0.29)	(0.30)	(0.30)
Net Asset Value, End of Period	$11.73	$11.06	$10.36	$10.88	$10.79
Total Return[2]	8.27%	9.77%	(2.17)%	3.64%	2.99%
Ratios to Average Net Assets:
Net expenses[3]	1.11%	1.09%	1.10%	1.09%	1.09%
Net investment income	2.14%	2.79%	2.65%	2.51%	2.66%
Expense waiver/reimbursement[4]	0.04%	0.04%	0.04%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,182	$40,574	$43,512	$53,603	$61,863
Portfolio turnover	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.88	$10.79	$10.77
Income From Investment Operations:
Net investment income (loss)	0.33	0.38	0.36	0.35	0.37
Net realized and unrealized gain (loss)	0.66	0.70	(0.52)	0.12	0.03
Total From Investment Operations	0.99	1.08	(0.16)	0.47	0.40
Less Distributions:
Distributions from net investment income	(0.32)	(0.38)	(0.36)	(0.35)	(0.38)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.32)	(0.38)	(0.36)	(0.38)	(0.38)
Net Asset Value, End of Period	$11.73	$11.06	$10.36	$10.88	$10.79
Total Return[2]	9.06%	10.55%	(1.47)%	4.39%	3.74%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	2.86%	3.50%	3.38%	3.23%	3.38%
Expense waiver/reimbursement[4]	0.07%	0.07%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,510,994	$6,419,153	$5,855,756	$5,713,188	$5,519,156
Portfolio turnover	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.88	$10.79	$10.77
Income From Investment Operations:
Net investment income (loss)	0.29	0.34	0.32	0.31	0.34
Net realized and unrealized gain (loss)	0.66	0.71	(0.51)	0.13	0.03
Total From Investment Operations	0.95	1.05	(0.19)	0.44	0.37
Less Distributions:
Distributions from net investment income	(0.28)	(0.35)	(0.33)	(0.32)	(0.35)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.28)	(0.35)	(0.33)	(0.35)	(0.35)
Net Asset Value, End of Period	$11.73	$11.06	$10.36	$10.88	$10.79
Total Return[2]	8.73%	10.22%	(1.76)%	4.08%	3.43%
Ratios to Average Net Assets:
Net expenses[3]	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	2.58%	3.21%	3.07%	2.94%	3.09%
Expense waiver/reimbursement[4]	0.27%	0.27%	0.27%	0.28%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$356,898	$393,416	$425,188	$503,342	$555,265
Portfolio turnover	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.87	$10.78	$10.77
Income From Investment Operations:
Net investment income (loss)	0.33	0.38	0.36	0.36	0.38
Net realized and unrealized gain (loss)	0.66	0.70	(0.51)	0.11	0.01
Total From Investment Operations	0.99	1.08	(0.15)	0.47	0.39
Less Distributions:
Distributions from net investment income	(0.32)	(0.38)	(0.36)	(0.35)	(0.38)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.32)	(0.38)	(0.36)	(0.38)	(0.38)
Net Asset Value, End of Period	$11.73	$11.06	$10.36	$10.87	$10.78
Total Return[2]	9.07%	10.56%	(1.37)%	4.40%	3.65%
Ratios to Average Net Assets:
Net expenses[3]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	2.87%	3.50%	3.39%	3.20%	3.39%
Expense waiver/reimbursement[4]	0.04%	0.04%	0.04%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,924,055	$1,498,931	$1,079,125	$1,016,255	$122,349
Portfolio turnover	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesNovember 30, 2020

Assets:
Investment in securities, at value including $15,235,417 of securities loaned and $4,300,577,078 of investment in affiliated holdings* (identified cost $9,374,202,692)	$10,049,546,091
Due from broker (Note 2)	1,209,923
Income receivable	32,382,632
Income receivable from affiliated holdings	11,918,928
Receivable for investments sold	59,262,518
Receivable for shares sold	13,850,950
Unrealized appreciation on foreign exchange contracts	3,396,149
Receivable for variation margin on futures contracts	361,805
Total Assets	10,171,928,996
Liabilities:
Payable for investments purchased	44,062,386
Payable for shares redeemed	12,807,027
Written options outstanding (premium $2,783,681), at value	2,820,276
Unrealized depreciation on foreign exchange contracts	2,706,945
Bank overdraft denominated in foreign currencies (identified cost $133,177)	132,960
Payable for collateral due to broker for securities lending	15,688,768
Income distribution payable	4,540,590
Payable for investment adviser fee (Note 5)	70,871
Payable for administrative fee (Note 5)	21,451
Payable for distribution services fee (Note 5)	105,483
Payable for other service fees (Notes 2 and 5)	125,416
Accrued expenses (Note 5)	718,486
Total Liabilities	83,800,659
Net assets for 859,926,899 shares outstanding	$10,088,128,337
Net Assets Consist of:
Paid-in capital	$9,284,832,889
Total distributable earnings (loss)	803,295,448
Total Net Assets	$10,088,128,337
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($201,348,586 ÷ 17,163,573 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.73
Offering price per share (100/95.50 of $11.73)	$12.28
Redemption proceeds per share	$11.73
Class B Shares:
Net asset value per share ($4,386,100 ÷ 373,947 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.73
Offering price per share	$11.73
Redemption proceeds per share (94.50/100 of $11.73)	$11.08
Class C Shares:
Net asset value per share ($52,264,534 ÷ 4,455,634 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.73
Offering price per share	$11.73
Redemption proceeds per share (99.00/100 of $11.73)	$11.61
Class R Shares:
Net asset value per share ($38,182,156 ÷ 3,254,538 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.73
Offering price per share	$11.73
Redemption proceeds per share	$11.73
Institutional Shares:
Net asset value per share ($7,510,993,900 ÷ 640,195,848 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.73
Offering price per share	$11.73
Redemption proceeds per share	$11.73
Service Shares:
Net asset value per share ($356,898,208 ÷ 30,422,308 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.73
Offering price per share	$11.73
Redemption proceeds per share	$11.73
Class R6 Shares:
Net asset value per share ($1,924,054,853 ÷ 164,061,051 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.73
Offering price per share	$11.73
Redemption proceeds per share	$11.73

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended November 30, 2020

Investment Income:
Interest	$149,640,382
Dividends (including $145,577,979 received from affiliated holdings*)	145,577,980
Net income on securities loaned (includes $1,311 earned from affiliated holdings related to cash collateral balances (Note 2)*)	620,202
TOTAL INCOME	295,838,564
Expenses:
Investment adviser fee (Note 5)	27,420,331
Administrative fee (Note 5)	7,150,455
Custodian fees	323,458
Transfer agent fees (Note 2)	4,321,451
Directors’/Trustees’ fees (Note 5)	44,402
Auditing fees	35,700
Legal fees	10,508
Portfolio accounting fees	315,761
Distribution services fee (Note 5)	1,984,992
Other service fees (Notes 2 and 5)	1,513,492
Share registration costs	366,321
Printing and postage	271,191
Miscellaneous (Note 5)	76,420
TOTAL EXPENSES	43,834,482
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(3,474,948)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(3,291,959)
TOTAL WAIVERS AND REIMBURSEMENTS	(6,766,907)
Net expenses	37,067,575
Net investment income	258,770,989
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including net realized loss of $(111,207) on sales of investments in affiliated holdings*)	$291,643,939
Net realized loss on foreign currency transactions	(4,763,707)
Net realized loss on foreign exchange contracts	(6,255,441)
Net realized loss on futures contracts	(11,151,911)
Net realized gain on written options	6,328,357
Net realized gain on swap contracts	3,526,450
Realized gain distribution from affiliated investment company shares	291
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $87,252,415 on investments in affiliated holdings*)	229,645,773
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(18,750)
Net change in unrealized depreciation of foreign exchange contracts	1,224,336
Net change in unrealized depreciation of futures contracts	3,585,870
Net change in unrealized depreciation of written options	(147,623)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	513,617,584
Change in net assets resulting from operations	$772,388,573

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$258,770,989	$285,382,424
Net realized gain (loss)	279,327,978	(61,387,992)
Net change in unrealized appreciation/depreciation	234,289,606	593,418,550
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	772,388,573	817,412,982
Distributions to Shareholders:
Class A Shares	(4,068,170)	(5,134,632)
Class B Shares	(91,866)	(182,721)
Class C Shares	(866,832)	(1,208,519)
Class R Shares	(803,712)	(1,215,042)
Institutional Shares	(187,960,112)	(221,460,859)
Service Shares	(9,328,955)	(13,146,220)
Class R6 Shares	(49,299,034)	(43,666,091)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(252,418,681)	(286,014,084)
Share Transactions:
Proceeds from sale of shares	3,445,307,467	3,058,497,136
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Total Return Advantage Fund	—	142,734,355
Net asset value of shares issued to shareholders in payment of distributions declared	191,095,124	204,543,166
Cost of shares redeemed	(2,646,611,323)	(3,007,862,698)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	989,791,268	397,911,959
Change in net assets	1,509,761,160	929,310,857
Net Assets:
Beginning of period	8,578,367,177	7,649,056,320
End of period	$10,088,128,337	$8,578,367,177
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2020
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
Prior to June 29, 2020, the names of the Corporation and Fund were Federated Total Return Series, Inc. and Federated Total Return Bond Fund, respectively.
On November 15, 2019, the Fund acquired all of the net assets of PNC Total Return Advantage Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Class A Shares exchanged, a shareholder received 1.004 shares of the Fund’s Service Shares.
For every one share the Acquired Fund Class I Shares exchanged, a shareholder received 1.002 shares of the Fund’s Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
12,940,542	$142,734,355	$4,547,289	$8,357,616,430	$8,500,350,785

1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
Annual Shareholder Report

Assuming the acquisition had been completed on December 1, 2018, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended November 30, 2019, were as follows:
Net investment income	$290,792,574
Net realized and unrealized gain on investments	545,244,869
Net increase in net assets resulting from operations	$836,037,443
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue of the Acquired Fund that has been included in the Fund’s Statement of Changes in Net Assets as of November 30, 2019.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
Annual Shareholder Report

described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/
Annual Shareholder Report

accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $6,766,907 is disclosed in various locations in this Note 2 and Note 5. For the year ended November 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$144,726	$(20,021)
Class B Shares	6,289	—
Class C Shares	35,876	—
Class R Shares	97,344	—
Institutional Shares	3,701,649	(2,425,357)
Service Shares	177,961	(105,863)
Class R6 Shares	157,606	—
TOTAL	$4,321,451	$(2,551,241)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$453,253
Class B Shares	13,250
Class C Shares	122,967
Service Shares	924,022
TOTAL	$1,513,492
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Annual Shareholder Report

liabilities as income tax expense in the Statement of Operations. As of November 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to seek to increase return and to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Annual Shareholder Report

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At November 30, 2020, the Fund had no outstanding swap contracts.
The average notional amount of interest rate swap contracts held by the Fund throughout the period was $6,307,692. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country, currency, duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,031,045,937 and $641,661,339, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their
Annual Shareholder Report

commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,644,554 and $2,187,183, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the
Annual Shareholder Report

right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of November 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$15,235,417	$15,688,768
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to increase income and manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Annual Shareholder Report

Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $265,177 and $329,793, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $481,234 and $887,780, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$2,723,478*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	3,396,149	Unrealized depreciation on foreign exchange contracts	2,706,945
Foreign exchange contracts		—	Written options outstanding, at value	2,820,276
Foreign exchange contracts	Purchased options, within Investment in securities at value	1,405,812		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$7,525,439		$5,527,221

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(11,685,128)	$—	$—	$—	$(11,685,128)
Equity contracts	—	533,217	—	—	—	533,217
Foreign exchange contracts	—	—	(6,255,441)	(306,643)	6,328,357	(233,727)
Credit contracts	3,526,450	—	—	—	—	3,526,450
TOTAL	$3,526,450	$(11,151,911)	$(6,255,441)	$(306,643)	$6,328,357	$(7,859,188)

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$3,585,870	$—	$—	$—	$3,585,870
Foreign exchange contracts	—	1,224,336	(503,550)	(147,623)	573,163
TOTAL	$3,585,870	$1,224,336	$(503,550)	$(147,623)	$4,159,033

2	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2020		Year Ended 11/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,183,650	$59,315,319	4,753,595	$51,333,960
Shares issued to shareholders in payment of distributions declared	332,612	3,790,564	437,952	4,739,173
Shares redeemed	(3,892,878)	(44,125,968)	(7,448,303)	(79,903,962)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,623,384	$18,979,915	(2,256,756)	$(23,830,829)
Annual Shareholder Report

	Year Ended 11/30/2020		Year Ended 11/30/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	75,277	$854,414	63,032	$672,077
Shares issued to shareholders in payment of distributions declared	7,884	89,523	16,344	176,760
Shares redeemed	(291,676)	(3,303,875)	(292,553)	(3,153,650)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(208,515)	$(2,359,938)	(213,177)	$(2,304,813)
	Year Ended 11/30/2020		Year Ended 11/30/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,904,538	$21,735,385	1,650,211	$17,780,168
Shares issued to shareholders in payment of distributions declared	72,065	820,456	104,649	1,132,022
Shares redeemed	(1,861,214)	(21,172,076)	(2,509,555)	(26,927,842)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	115,389	$1,383,765	(754,695)	$(8,015,652)
	Year Ended 11/30/2020		Year Ended 11/30/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,168,949	$13,229,574	966,794	$10,445,707
Shares issued to shareholders in payment of distributions declared	68,171	776,161	103,191	1,117,581
Shares redeemed	(1,651,261)	(18,619,915)	(1,599,702)	(17,332,580)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(414,141)	$(4,614,180)	(529,717)	$(5,769,292)
	Year Ended 11/30/2020		Year Ended 11/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	220,849,464	$2,517,124,360	217,731,138	$2,340,303,721
Proceeds from shares issued in connection with the tax-free transfer of assets from Acquired Fund	—	—	12,488,739	137,750,952
Shares issued to shareholders in payment of distributions declared	13,049,463	148,848,093	14,687,883	159,346,244
Shares redeemed	(174,101,437)	(1,955,345,335)	(229,503,025)	(2,484,773,306)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	59,797,490	$710,627,118	15,404,735	$152,627,611
Annual Shareholder Report

	Year Ended 11/30/2020		Year Ended 11/30/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,474,182	$130,247,926	8,389,326	$90,557,987
Proceeds from shares issued in connection with the tax-free transfer of assets from Acquired Fund	—	—	451,803	4,983,403
Shares issued to shareholders in payment of distributions declared	694,751	7,901,958	1,006,325	10,898,044
Shares redeemed	(17,318,205)	(196,381,561)	(15,300,859)	(165,209,674)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(5,149,272)	$(58,231,677)	(5,453,405)	$(58,770,240)
	Year Ended 11/30/2020		Year Ended 11/30/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	62,023,908	$702,800,489	50,471,380	$547,403,516
Shares issued to shareholders in payment of distributions declared	2,532,615	28,868,369	2,502,318	27,133,342
Shares redeemed	(36,074,399)	(407,662,593)	(21,553,249)	(230,561,684)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	28,482,124	$324,006,265	31,420,449	$343,975,174
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	84,246,459	$989,791,268	37,617,434	$397,911,959
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$252,418,681	$286,014,084
As of November 30, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$33,316,878
Net unrealized appreciation	$608,571,106
Undistributed long-term capital gains	$162,065,097
Capital loss carryforwards	$(657,633)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, straddle loss deferrals, mark-to-market on futures contracts and foreign exchange contracts and partnership adjustments.
Annual Shareholder Report

At November 30, 2020, the cost of investments for federal tax purposes was $9,422,077,761. The net unrealized appreciation of investments for federal tax purposes was $608,673,338. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $645,618,348 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,945,010. The amounts presented are inclusive of derivative contracts.
As of November 30, 2020, the Fund had a capital loss carryforward of $657,633 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$657,633	$657,633
The Fund used capital loss carryforwards of $57,827,882 to offset capital gains realized during the year ended November 30, 2020.
At November 30, 2020, for federal income tax purposes, the Fund had $18,758,397 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended November 30, 2020, the Adviser voluntarily waived $3,406,811 of its fee and voluntarily reimbursed $2,551,241 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2020, the Adviser reimbursed $68,137.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$453,487	$—
Class B Shares	39,749	—
Class C Shares	372,417	—
Class R Shares	193,441	—
Service Shares	925,898	(740,718)
TOTAL	$1,984,992	$(740,718)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2020, FSC retained $761,113 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2020, FSC retained $31,875 in sales charges from the sale of Class A Shares. FSC also retained $396, $3,684 and $10,912 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Annual Shareholder Report

Other Service Fees
For the year ended November 30, 2020, FSSC received $19,955 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 1.49%, 1.47%, 1.11%, 0.37%, 0.67% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2020, were as follows:
Purchases	$3,771,713,368
Sales	$2,637,176,124
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC
Annual Shareholder Report

pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2020, the Fund had no outstanding loans. During the year ended November 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2020, there were no outstanding loans. During the year ended November 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF FEDERATED HERMES TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED HERMES TOTAL RETURN BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Total Return Bond Fund (the “Fund”) (formerly, Federated Total Return Bond Fund) (one of the portfolios constituting Federated Hermes Total Return Series, Inc. (formerly, Federated Total Return Series, Inc.) (the “Corporation”)), including the portfolio of investments, as of November 30, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Total Return Series, Inc. (formerly, Federated Total Return Series, Inc.)) at November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 25, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2020	Ending Account Value 11/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,039.30	$4.69
Class B Shares	$1,000	$1,036.60	$7.48
Class C Shares	$1,000	$1,036.70	$7.28
Class R Shares	$1,000	$1,038.40	$5.66
Institutional Shares	$1,000	$1,042.20	$1.89
Service Shares	$1,000	$1,040.60	$3.42
Class R6 Shares	$1,000	$1,042.20	$1.84
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.40	$4.65
Class B Shares	$1,000	$1,017.65	$7.41
Class C Shares	$1,000	$1,017.85	$7.21
Class R Shares	$1,000	$1,019.45	$5.60
Institutional Shares	$1,000	$1,023.15	$1.87
Service Shares	$1,000	$1,021.65	$3.39
Class R6 Shares	$1,000	$1,023.20	$1.82

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.47%
Class C Shares	1.43%
Class R Shares	1.11%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Corporation comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-
Green has held the positions of: Director, Auberle; Director, Epilepsy
Foundation of Western and Central Pennsylvania; Director, Ireland
Institute of Pittsburgh; Director, Saint Thomas More Society; Director
and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.;
Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; and Director and
Vice Chair, Our Campaign for the Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Director Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Total Return Bond Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES TOTAL RETURN BOND FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
Annual Shareholder Report

Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
Annual Shareholder Report

Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Annual Shareholder Report

In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Total Return Bond Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28142 (1/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $100,060

Fiscal year ended 2019 - $102,260

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $4,690

Fiscal year ended 2019- Audit consent for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,648 and $673 respectively. Fiscal year ended 2020- Audit consent fee for N-14 merger document. Fiscal year ended 2019- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $102,522

Fiscal year ended 2019 - $586,056

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 25, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 25, 2021